Other Income - Net - Summary of Other Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)
Disclosure Of Other Income Expense [Abstract]
Recovery insurance	$ (4,946)		$ (5,885)		$ (9,063)
Sale of fixed assets	(7,001)		(2,062)		(2,900)
Cancellation of non-exigible liabilities and provisions	(17,784)
Other income	(36,514)		(23,264)		(21,149)
Total other income	(66,245)		(31,211)		(33,112)
Repair of damage from natural disasters	3,105		9,346
Cost of retirement and disposal of fixed assets	21,382
Donation	60		207		4,000
Other expenses	15,271		13,427		16,386
Total other expenses	39,818	$ 116,663	22,980	$ 80,007	20,386	$ 83,710
Other expense (income) – Net	$ (26,427)		$ (8,231)		$ (12,726)